THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825

[Pioneer logo]


                                                 April 3, 1998

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Short-Term Income Trust (the "Fund")
              (File Nos. 33-47613 and 811-06657)
              CIK NO. 0000887228

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 6 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-98-000022) on March 30, 1998.

              If you have any questions about this certification, please contact me at (617) 422-4966 (collect).

                                                 Very truly yours,



                                                 /s/ Mark Pietkiewicz
                                                 Mark Pietkiewicz
                                                 Senior Legal Product Manager

cc:           Ms. Tracey Howard
              Mr. Joseph P. Barri
              Mr. Mark P. Goshko
              Mr. Timothy Silva

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Pioneering Management Corporation            Pioneer Capital Corporation
Pioneer Funds Distributor, Inc.              Teberebie Goldfields Limited
Pioneering Services Corporation              Pioneer Metals and Technology, Inc.